Organization and Summary of Significant Accounting Policies (Details 10) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 269,716	$ 251,519
Property, plant and equipment, net	116,542	111,591
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	140,681	130,166
Property, plant and equipment, net	$ 74,364	$ 69,652